Investments (Fixed Maturity and Equity Securities Available-For-Sale by Sector) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	$ 57,289	$ 59,852
Cost or Amortized Cost	280	432
Gross Unrealized OTTI Loss	1	(23)	$ (38)
Available-for-sale Securities, Debt Securities	59,899	62,121
Equity securities	300	457
Fixed Maturity Securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	57,289	59,852
Gross Unrealized Gain	3,532	3,362
Gross Unrealized Temporary Loss	923	1,070
Gross Unrealized OTTI Loss	(1)	23
Available-for-sale Securities, Debt Securities	59,899	62,121
U.S. corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	20,663	19,930
Gross Unrealized Gain	1,287	1,077
Gross Unrealized Temporary Loss	285	532
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	21,665	20,475
U.S. government and agency
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	11,872	13,145
Gross Unrealized Gain	1,281	1,362
Gross Unrealized Temporary Loss	237	66
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	12,916	14,441
RMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	7,876	9,803
Gross Unrealized Gain	203	219
Gross Unrealized Temporary Loss	139	127
Gross Unrealized OTTI Loss	0	22
Available-for-sale Securities, Debt Securities	7,940	9,873
Foreign corporate
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	6,071	5,536
Gross Unrealized Gain	220	165
Gross Unrealized Temporary Loss	168	217
Gross Unrealized OTTI Loss	0	1
Available-for-sale Securities, Debt Securities	6,123	5,483
State and political subdivision
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,520	3,184
Gross Unrealized Gain	376	387
Gross Unrealized Temporary Loss	38	24
Gross Unrealized OTTI Loss	0	1
Available-for-sale Securities, Debt Securities	3,858	3,546
CMBS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	3,687	3,286
Gross Unrealized Gain	40	28
Gross Unrealized Temporary Loss	32	34
Gross Unrealized OTTI Loss	(1)	(1)
Available-for-sale Securities, Debt Securities	3,696	3,281
ABS
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	2,600	4,303
Gross Unrealized Gain	11	19
Gross Unrealized Temporary Loss	13	59
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	2,598	4,263
Foreign government
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	1,000	665
Gross Unrealized Gain	114	105
Gross Unrealized Temporary Loss	11	11
Gross Unrealized OTTI Loss	0	0
Available-for-sale Securities, Debt Securities	1,103	759
Equity securities
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	280	432
Gross Unrealized Gain	29	38
Gross Unrealized Temporary Loss	9	14
Gross Unrealized OTTI Loss	0	0
Equity securities	300	457
Non-redeemable preferred stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	180	265
Gross Unrealized Gain	6	15
Gross Unrealized Temporary Loss	9	9
Gross Unrealized OTTI Loss	0	0
Equity securities	177	272
Common Stock
Available-for-sale Securities [Abstract]
Cost or Amortized Cost	100	167
Gross Unrealized Gain	23	23
Gross Unrealized Temporary Loss	0	5
Gross Unrealized OTTI Loss	0	0
Equity securities	$ 123	$ 185